CONDENSED CONSOLIDATED STATEMENTS OF INCOME (OPERATIONS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Total revenue	$ 40,000	$ 0	$ 40,000	$ 6,544
Operating expenses:
Research and development	2,931	4,967	37,636	18,273
General and administrative	8,141	8,699	32,705	20,797
Restructuring charge	10,947	5,522	10,947	5,522
Intangibles impairment charge	0	31,700	27,764	31,700
Change in fair value of contingent consideration	(1,800)	(114,000)	(52,000)	(52,240)
Total operating expenses	20,219	(63,112)	57,052	24,052
Income (loss) from Operations	19,781	63,112	(17,052)	(17,508)
Other income (expense), net	676	1	867	(45)
Income (loss) Before Taxes	20,457	63,113	(16,185)	(17,553)
Benefit from income taxes	0	8,561	3,875	8,273
Net Income (loss) After Taxes	20,457	71,674	(12,310)	(9,280)
Net income (loss) attributable to common stockholders - basic	20,442	71,622	(12,310)	(9,280)
Net income (loss) attributable to common stockholders - diluted	$ 20,442	$ 71,623	$ (12,310)	$ (9,280)
Net loss per common share - basic (in dollars per share)	$ 0.10	$ 0.36	$ (0.06)	$ (0.05)
Weighted-average common shares outstanding - basic (in shares)	200,464,000	196,778,000	199,801,000	176,547,000
Net loss per common share - diluted (in dollars per share)	$ 0.10	$ 0.36	$ (0.06)	$ (0.05)
Weighted-average common shares outstanding - diluted (in shares)	200,947,000	201,017,000	199,801,000	176,547,000
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:LicenseMember	us-gaap:LicenseMember	us-gaap:LicenseMember	us-gaap:LicenseMember